Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2020
Document Effective Date	Jun. 27, 2020
Prospectus Date	Jun. 30, 2020
MFS® International Large Cap Value Fund | R2
Prospectus:
Trading Symbol	MKVEX
MFS® International Large Cap Value Fund | C
Prospectus:
Trading Symbol	MKVCX
MFS® International Large Cap Value Fund | I
Prospectus:
Trading Symbol	MKVIX
MFS® International Large Cap Value Fund | R1
Prospectus:
Trading Symbol	MKVDX
MFS® International Large Cap Value Fund | A
Prospectus:
Trading Symbol	MKVBX
MFS® International Large Cap Value Fund | R3
Prospectus:
Trading Symbol	MKVFX
MFS® International Large Cap Value Fund | R4
Prospectus:
Trading Symbol	MKVGX
MFS® International Large Cap Value Fund | R6
Prospectus:
Trading Symbol	MKVHX